iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.3%
Huntington Ingalls Industries, Inc. .............. 34,920 $ 7,676,114
L3Harris Technologies, Inc. .................. 151,946 27,260,632
RTX Corp. ............................. 1,079,133 87,830,635
Textron, Inc. ............................ 221,605 16,841,980
139,609,361
a
Air Freight & Logistics  — 1.3%
FedEx Corp. ............................ 313,170 75,192,117
a
Automobile Components  — 0.6%
BorgWarner, Inc. ......................... 603,870 22,282,803
Lear Corp. ............................. 128,466 16,669,748
38,952,551
a
Automobiles  — 4.1%
Ford Motor Co. .......................... 10,982,270 107,077,133
General Motors Co. ....................... 4,852,311 136,835,170
243,912,303
a
Banks  — 5.3%
Citigroup, Inc. ........................... 2,846,809 112,420,487
Citizens Financial Group, Inc. ................ 538,948 12,627,552
Fifth Third Bancorp ....................... 496,007 11,760,326
KeyCorp ............................... 582,548 5,953,640
M&T Bank Corp. ......................... 97,895 11,037,661
Regions Financial Corp. .................... 693,996 10,083,762
Truist Financial Corp. ...................... 867,116 24,591,410
Webster Financial Corp. .................... 125,248 4,755,667
Wells Fargo & Co. ........................ 3,133,349 124,613,290
317,843,795
a
Beverages  — 0.5%
Molson Coors Beverage Co., Class B ........... 475,220 27,453,459
a
Biotechnology  — 1.3%
Gilead Sciences, Inc. ...................... 983,534 77,246,760
a
Building Products  — 1.0%
Builders FirstSource, Inc.
(a)(b)
................. 124,183 13,476,339
Fortune Brands Innovations, Inc. .............. 95,324 5,319,079
Johnson Controls International PLC ............ 476,259 23,346,216
Owens Corning .......................... 158,033 17,916,202
60,057,836
a
Capital Markets  — 2.2%
Bank of New York Mellon Corp. (The) ........... 667,919 28,386,558
Franklin Resources, Inc. .................... 212,651 4,846,316
Goldman Sachs Group, Inc. (The) ............. 248,511 75,450,425
Invesco Ltd. ............................ 386,791 5,016,679
State Street Corp. ........................ 246,670 15,942,282
129,642,260
a
Chemicals  — 1.2%
CF Industries Holdings, Inc. .................. 148,056 11,811,908
Dow, Inc. .............................. 443,136 21,421,194
Eastman Chemical Co. ..................... 66,205 4,947,500
LyondellBasell Industries NV, Class A ........... 216,248 19,514,219
Mosaic Co. (The) ......................... 399,527 12,976,637
Westlake Corp. .......................... 32,811 3,785,077
74,456,535
a
Communications Equipment  — 5.7%
Cisco Systems, Inc. ....................... 6,011,460 313,377,410
F5, Inc.
(a)
.............................. 90,652 13,741,937
Security Shares Value
a
Communications Equipment (continued)
Juniper Networks, Inc. ..................... 519,569 $ 13,986,797
341,106,144
a
Consumer Finance  — 1.0%
Ally Financial, Inc. ........................ 360,780 8,727,268
Capital One Financial Corp. .................. 447,926 45,370,425
Synchrony Financial ....................... 268,700 7,537,035
61,634,728
a
Consumer Staples Distribution & Retail  — 1.5%
Albertsons Companies, Inc., Class A ............ 269,106 5,839,600
Kroger Co. (The) ......................... 1,066,665 48,394,591
Walgreens Boots Alliance, Inc. ................ 1,693,114 35,690,843
89,925,034
a
Containers & Packaging  — 0.3%
International Paper Co. ..................... 240,461 8,110,749
Westrock Co. ........................... 334,134 12,005,435
20,116,184
a
Distributors  — 0.3%
LKQ Corp. ............................. 418,351 18,373,976
a
Diversified Telecommunication Services  — 6.0%
AT&T, Inc. .............................. 22,191,250 341,745,250
Liberty Global PLC, Class C, NVS
(a)(b)
........... 1,200,803 20,365,619
362,110,869
a
Electric Utilities  — 1.8%
Evergy, Inc. ............................. 320,697 15,759,050
NRG Energy, Inc. ......................... 508,720 21,559,553
PG&E Corp.
(a)
........................... 2,779,492 45,305,720
PPL Corp. ............................. 1,117,245 27,450,710
110,075,033
a
Electrical Equipment  — 0.1%
Sensata Technologies Holding PLC ............ 153,464 4,892,432
a
Electronic Equipment, Instruments & Components  — 1.8%
Arrow Electronics, Inc.
(a)(b)
................... 186,024 21,096,982
Corning, Inc. ............................ 1,436,199 38,432,685
TE Connectivity Ltd. ....................... 389,593 45,913,535
105,443,202
a
Entertainment  — 1.0%
Warner Bros Discovery, Inc., Series A
(a)(b)
......... 6,008,908 59,728,546
a
Financial Services  — 1.2%
Equitable Holdings, Inc. .................... 316,847 8,418,625
Fidelity National Information Services, Inc. ........ 680,242 33,406,685
Global Payments, Inc. ..................... 276,528 29,372,804
71,198,114
a
Food Products  — 2.9%
Archer-Daniels-Midland Co. .................. 813,027 58,188,342
Conagra Brands, Inc. ...................... 614,536 16,813,705
J M Smucker Co. (The) ..................... 143,565 16,343,440
Kraft Heinz Co. (The) ...................... 1,617,394 50,883,215
Tyson Foods, Inc., Class A .................. 637,635 29,554,382
171,783,084
a
Ground Transportation  — 0.3%
Knight-Swift Transportation Holdings, Inc., Class A .. 259,433 12,683,680
U-Haul Holding Co., Series N, NVS
(b)
........... 139,072 6,565,589
19,249,269
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Equipment & Supplies  — 0.1%
Dentsply Sirona, Inc. ...................... 132,811 $ 4,038,783
a
Health Care Providers & Services  — 6.6%
Cardinal Health, Inc. ....................... 237,497 21,612,227
Centene Corp.
(a)
......................... 599,724 41,368,962
Cigna Group (The) ........................ 327,362 101,220,330
CVS Health Corp. ........................ 1,747,811 120,616,437
DaVita, Inc.
(a)
............................ 36,330 2,805,766
Elevance Health, Inc. ...................... 163,450 73,567,211
Laboratory Corp. of America Holdings ........... 81,170 16,212,084
Quest Diagnostics, Inc. ..................... 87,460 11,378,546
Universal Health Services, Inc., Class B ......... 62,379 7,852,892
396,634,455
a
Hotels, Restaurants & Leisure  — 0.2%
Expedia Group, Inc.
(a)(b)
..................... 130,298 12,416,096
a
Household Durables  — 3.8%
DR Horton, Inc. .......................... 691,074 72,148,126
Lennar Corp., Class A ...................... 745,546 79,534,847
Mohawk Industries, Inc.
(a)
................... 155,963 12,536,306
PulteGroup, Inc. ......................... 685,558 50,450,213
Whirlpool Corp. .......................... 134,248 14,036,971
228,706,463
a
Industrial Conglomerates  — 1.2%
General Electric Co. ....................... 640,318 69,557,744
a
Insurance  — 2.6%
American International Group, Inc. ............. 812,491 49,813,823
Everest Group Ltd. ........................ 30,158 11,931,108
Fidelity National Financial, Inc. ................ 168,602 6,590,652
Hartford Financial Services Group, Inc. (The) ...... 203,126 14,919,605
Loews Corp. ............................ 174,508 11,170,257
MetLife, Inc. ............................ 551,535 33,097,615
Prudential Financial, Inc. .................... 323,409 29,572,519
157,095,579
a
IT Services  — 4.0%
Cognizant Technology Solutions Corp., Class A ..... 841,586 54,257,049
International Business Machines Corp. .......... 1,280,759 185,248,982
239,506,031
a
Machinery  — 1.5%
Cummins, Inc. ........................... 111,384 24,092,359
PACCAR, Inc. ........................... 466,456 38,496,614
Snap-on, Inc. ........................... 43,019 11,096,321
Westinghouse Air Brake Technologies Corp. ....... 157,409 16,688,502
90,373,796
a
Media  — 0.8%
Fox Corp., Class A, NVS .................... 668,183 20,306,081
Fox Corp., Class B ........................ 338,456 9,446,307
Liberty Media Corp.-Liberty SiriusXM, Series C, NVS
(a)
188,470 4,626,939
Paramount Global, Class B, NVS .............. 1,521,827 16,557,478
50,936,805
a
Metals & Mining  — 1.1%
Cleveland-Cliffs, Inc.
(a)
..................... 629,024 10,555,023
Nucor Corp. ............................ 241,711 35,722,468
Steel Dynamics, Inc. ....................... 163,735 17,439,415
63,716,906
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.1%
Annaly Capital Management, Inc. .............. 538,671 8,408,654
a
Security Shares Value
a
Multi-Utilities  — 0.5%
Consolidated Edison, Inc. ................... 376,801 $ 33,079,360
a
Oil, Gas & Consumable Fuels  — 5.2%
APA Corp. ............................. 641,187 25,467,948
Chesapeake Energy Corp. .................. 180,702 15,554,828
Coterra Energy, Inc. ....................... 1,371,114 37,705,635
Diamondback Energy, Inc. ................... 418,117 67,032,517
EQT Corp. ............................. 579,524 24,560,227
HF Sinclair Corp. ......................... 234,336 12,977,528
Marathon Oil Corp. ........................ 1,601,860 43,746,797
Ovintiv, Inc. ............................. 708,902 34,027,296
Valero Energy Corp. ....................... 385,870 49,005,490
310,078,266
a
Passenger Airlines  — 0.2%
Delta Air Lines, Inc. ....................... 209,134 6,535,437
Southwest Airlines Co. ..................... 216,404 4,810,661
11,346,098
a
Pharmaceuticals  — 5.3%
Bristol-Myers Squibb Co. .................... 2,057,077 106,001,178
Jazz Pharmaceuticals PLC
(a)
................. 69,513 8,829,541
Pfizer, Inc. ............................. 5,821,876 177,916,531
Royalty Pharma PLC, Class A ................ 257,744 6,925,581
Viatris, Inc. ............................. 2,305,721 20,520,917
320,193,748
a
Professional Services  — 0.4%
Clarivate PLC
(a)(b)
......................... 490,207 3,127,521
Leidos Holdings, Inc. ...................... 95,734 9,489,154
SS&C Technologies Holdings, Inc. ............. 243,046 12,213,061
24,829,736
a
Real Estate Management & Development  — 0.8%
CBRE Group, Inc., Class A
(a)
................. 609,088 42,234,162
Zillow Group, Inc., Class C, NVS
(a)(b)
............ 232,787 8,438,529
50,672,691
a
Retail REITs  — 0.8%
Simon Property Group, Inc. .................. 441,144 48,477,314
a
Semiconductors & Semiconductor Equipment  — 13.9%
Applied Materials, Inc. ..................... 942,655 124,760,389
Intel Corp. ............................. 10,142,167 370,189,095
Micron Technology, Inc. ..................... 2,958,479 197,833,491
NXP Semiconductors NV ................... 344,506 59,403,170
ON Semiconductor Corp.
(a)(b)
................. 585,808 36,695,013
Qorvo, Inc.
(a)
............................ 180,488 15,778,261
Skyworks Solutions, Inc. .................... 309,894 26,880,206
831,539,625
a
Software  — 0.3%
Aspen Technology, Inc.
(a)
.................... 49,147 8,735,879
Gen Digital, Inc. .......................... 466,799 7,776,872
16,512,751
a
Specialized REITs  — 0.8%
Weyerhaeuser Co. ........................ 1,696,823 48,681,852
a
Specialty Retail  — 0.4%
Best Buy Co., Inc. ........................ 360,683 24,100,838
a
Technology Hardware, Storage & Peripherals  — 3.6%
Dell Technologies, Inc., Class C ............... 537,683 35,976,370
Hewlett Packard Enterprise Co. ............... 4,296,327 66,077,509
HP, Inc. ............................... 2,080,378 54,776,353
NetApp, Inc. ............................ 294,262 21,416,388

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a)
..................... 867,116 $ 34,814,707
213,061,327
a
Tobacco  — 1.3%
Altria Group, Inc. ......................... 1,912,065 76,807,651
a
Trading Companies & Distributors  — 0.6%
United Rentals, Inc. ....................... 88,012 35,756,635
a
Total Long-Term Investments — 99.8%
(Cost: $7,266,781,775) ............................... 5,986,532,796
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 11,738,837 $ 11,743,533
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(c)(d)
............................ 10,019,553 10,019,553
a
Total Short-Term Securities — 0.4%
(Cost: $21,755,968) ................................. 21,763,086
Total Investments — 100.2%
(Cost: $7,288,537,743) ............................... 6,008,295,882
Liabilities in Excess of Other Assets — (0.2)% ............... (11,283,084)
Net Assets — 100.0% ................................. $ 5,997,012,798
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 33,397,964  $ —  $ (21,661,930)
(a)
$ 4,149  $ 3,350  $ 11,743,533  11,738,837  $ 22,743
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 11,508,688  —  (1,489,135)
(a)
—  —  10,019,553  10,019,553  156,005  —
$ 4,149  $ 3,350
$ 21,763,086
$ 178,748  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 55 12/15/23 $ 4,588 $ (112,195)
E-Mini S&P 500 Index .................................................................. 25 12/15/23 5,265 (67,825)
$ (180,020)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Value Factor ETF
4
assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,986,532,796 $ — $ — $ 5,986,532,796
Short-Term Securities
Money Market Funds ...................................... 21,763,086 — — 21,763,086
$ 6,008,295,882 $ — $ — $ 6,008,295,882
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (180,020) $ — $ — $ (180,020)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)